Financial instruments (Details 13) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2018	Dec. 31, 2018		Dec. 31, 2017
Financial instruments [Line Items]
Tax ID		96,529,340-k		Oman
Country		Jordan	[1]	United States
Maturity date	2038
Notional Amount		$ 16,796		$ 1,039,755
Non-current maturities		300,000		1,039,755
Borrowing costs		(1,651)		(8,248)
Total		68,870		1,031,507
Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount		0		250,000
Non-current maturities		0		250,000
Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount		0		0
Non-current maturities		$ 0		0
Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount				0
Non-current maturities				0
Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount				789,755
Non-current maturities				$ 789,755
Single series bond One [Member]
Financial instruments [Line Items]
Tax ID		93,007,000-9		93.007.000-9
Company		SQM S.A.		SQM S.A.
Country		CHILE		CHILE
Number of registration or ID of the instrument		-		-
Maturity date		4/21/2019		04/21/2020
Currency or adjustment index		US$		US$
Payment of interest		Semiannual		Semiannual
Repayment		Upon maturity		Upon maturity
Effective rate		0.95%		5.50%
Nominal rate		550.00%		5.50%
Notional Amount		$ 2,674		$ 250,000
Non-current maturities				250,000
Borrowing costs		$ (386)		(517)
Total				249,483
Single series bond One [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount				250,000
Non-current maturities				250,000
Single series bond One [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount				0
Non-current maturities				0
Single series bond One [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount				0
Non-current maturities				0
Single series bond One [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount				0
Non-current maturities				$ 0
Single series bond Two [Member]
Financial instruments [Line Items]
Tax ID		93,007,000-9		93.007.000-9
Company		SQM S.A.		SQM S.A.
Country		CHILE		CHILE
Number of registration or ID of the instrument		-		-
Maturity date		1/28/2019		01/28/2025
Currency or adjustment index		US$		US$
Payment of interest		Semiannual		Semiannual
Repayment		Upon maturity		Upon maturity
Effective rate		275.00%		4.38%
Nominal rate		438.00%		4.38%
Notional Amount		$ 4,648		$ 250,000
Non-current maturities				250,000
Borrowing costs		$ (433)		(2,636)
Total				247,364
Single series bond Two [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount				0
Non-current maturities				0
Single series bond Two [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount				0
Non-current maturities				0
Single series bond Two [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount				0
Non-current maturities				0
Single series bond Two [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount				250,000
Non-current maturities				$ 250,000
Single series bond Three [Member]
Financial instruments [Line Items]
Tax ID		93,007,000-9		93.007.000-9
Company		SQM S.A.		SQM S.A.
Country		CHILE		CHILE
Number of registration or ID of the instrument		-		-
Maturity date		4/03/2019		04/03/2023
Currency or adjustment index		US$		US$
Payment of interest		Semiannual		Semiannual
Repayment		Upon maturity		Upon maturity
Effective rate		177.00%		3.63%
Nominal rate		363.00%		3.63%
Notional Amount		$ 2,658		$ 300,000
Non-current maturities				300,000
Borrowing costs		$ (614)		(2,618)
Total				297,382
Single series bond Three [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount				0
Non-current maturities				0
Single series bond Three [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount				0
Non-current maturities				0
Single series bond Three [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount				0
Non-current maturities				0
Single series bond Three [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount				300,000
Non-current maturities				$ 300,000
Series H bonds [Member]
Financial instruments [Line Items]
Tax ID		93,007,000-9		93.007.000-9
Company		SQM S.A.		SQM S.A.
Country		CHILE		CHILE
Number of registration or ID of the instrument		564		564
Maturity date		1/05/2019		01/05/2030
Currency or adjustment index		UF		UF
Payment of interest		Semiannual		Semiannual
Repayment		Semiannual		Semiannual
Effective rate		190.00%		4.90%
Nominal rate		490.00%		6.01%
Notional Amount		$ 3,756		$ 174,367
Non-current maturities				174,367
Borrowing costs		$ (139)		(1,532)
Total				172,835
Series H bonds [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount				0
Non-current maturities				0
Series H bonds [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount				0
Non-current maturities				0
Series H bonds [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount				0
Non-current maturities				0
Series H bonds [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount				174,367
Non-current maturities				$ 174,367
Series O bonds [Member]
Financial instruments [Line Items]
Tax ID		93,007,000-9		93.007.000-9
Company		SQM S.A.		SQM S.A.
Country		CHILE		CHILE
Number of registration or ID of the instrument		699		699
Maturity date		2/01/2019		01/02/2033
Currency or adjustment index		UF		UF
Payment of interest		Semiannual		Semiannual
Repayment		Upon maturity		Upon maturity
Effective rate		260.00%		3.80%
Nominal rate		380.00%		3.80%
Notional Amount		$ 934		$ 65,388
Non-current maturities				65,388
Borrowing costs		$ (67)		(945)
Total				64,443
Series O bonds [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount				0
Non-current maturities				0
Series O bonds [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount				0
Non-current maturities				0
Series O bonds [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount				0
Non-current maturities				0
Series O bonds [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount				65,388
Non-current maturities				$ 65,388
Series Q bonds [Member]
Financial instruments [Line Items]
Tax ID		93.007.000-9
Company		SQM S.A.
Country		Chile
Number of registration or ID of the instrument		700
Maturity date		6/01/2019
Currency or adjustment index		UF
Payment of interest		Semiannual
Repayment		Upon maturity
Effective rate	3.45%	334.00%
Nominal rate		345.00%
Notional Amount		$ 342
Borrowing costs		0
Non current bonds issued [Member]
Financial instruments [Line Items]
Notional Amount		1,256,274
Non-current maturities		1,256,274
Borrowing costs		(6,795)
Total		1,249,479
Non current bonds issued [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount		250,000
Non-current maturities		250,000
Non current bonds issued [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		0
Non current bonds issued [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		0
Non current bonds issued [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount		706,274
Non-current maturities		$ 706,274
Non current bonds issued [Member] | Single series bond One [Member]
Financial instruments [Line Items]
Tax ID		93.007.000-9
Company		SQM S.A.
Country		CHILE
Number of registration or ID of the instrument		-
Maturity date		04/21/2020
Currency or adjustment index		US$
Payment of interest		Semiannual
Repayment		Upon maturity
Effective rate		5.50%
Nominal rate		5.50%
Notional Amount		$ 250,000
Non-current maturities		250,000
Borrowing costs		(131)
Total		249,869
Non current bonds issued [Member] | Single series bond One [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount		250,000
Non-current maturities		250,000
Non current bonds issued [Member] | Single series bond One [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		0
Non current bonds issued [Member] | Single series bond One [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		0
Non current bonds issued [Member] | Single series bond One [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		$ 0
Non current bonds issued [Member] | Single series bond Two [Member]
Financial instruments [Line Items]
Tax ID		93.007.000-9
Company		SQM S.A.
Country		CHILE
Number of registration or ID of the instrument		-
Maturity date		01/28/2025
Currency or adjustment index		US$
Payment of interest		Semiannual
Repayment		Upon maturity
Effective rate		4.38%
Nominal rate		4.38%
Notional Amount		$ 250,000
Non-current maturities		250,000
Borrowing costs		(2,202)
Total		247,798
Non current bonds issued [Member] | Single series bond Two [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		0
Non current bonds issued [Member] | Single series bond Two [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		0
Non current bonds issued [Member] | Single series bond Two [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		0
Non current bonds issued [Member] | Single series bond Two [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount		250,000
Non-current maturities		$ 250,000
Non current bonds issued [Member] | Single series bond Three [Member]
Financial instruments [Line Items]
Tax ID		93.007.000-9
Company		SQM S.A.
Country		CHILE
Number of registration or ID of the instrument		-
Maturity date		04/03/2023
Currency or adjustment index		US$
Payment of interest		Semiannual
Repayment		Upon maturity
Effective rate		3.63%
Nominal rate		3.63%
Notional Amount		$ 300,000
Non-current maturities		300,000
Borrowing costs		(2,006)
Total		297,994
Non current bonds issued [Member] | Single series bond Three [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		0
Non current bonds issued [Member] | Single series bond Three [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		0
Non current bonds issued [Member] | Single series bond Three [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		0
Non current bonds issued [Member] | Single series bond Three [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		$ 0
Non current bonds issued [Member] | Series H bonds [Member]
Financial instruments [Line Items]
Tax ID		93.007.000-9
Company		SQM S.A.
Country		CHILE
Number of registration or ID of the instrument		564
Maturity date		01/05/2030
Currency or adjustment index		UF
Payment of interest		Semiannual
Repayment		Semiannual
Effective rate		4.90%
Nominal rate		4.90%
Notional Amount		$ 158,704
Non-current maturities		158,704
Borrowing costs		(1,392)
Total		157,312
Non current bonds issued [Member] | Series H bonds [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		0
Non current bonds issued [Member] | Series H bonds [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		0
Non current bonds issued [Member] | Series H bonds [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		0
Non current bonds issued [Member] | Series H bonds [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount		158,704
Non-current maturities		$ 158,704
Non current bonds issued [Member] | Series O bonds [Member]
Financial instruments [Line Items]
Tax ID		93.007.000-9
Company		SQM S.A.
Country		CHILE
Number of registration or ID of the instrument		699
Maturity date		02/01/2033
Currency or adjustment index		UF
Payment of interest		Semiannual
Repayment		Upon maturity
Effective rate		3.80%
Nominal rate		5.50%
Notional Amount		$ 59,514
Non-current maturities		59,514
Borrowing costs		(878)
Total		58,636
Non current bonds issued [Member] | Series O bonds [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		0
Non current bonds issued [Member] | Series O bonds [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		0
Non current bonds issued [Member] | Series O bonds [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		0
Non current bonds issued [Member] | Series O bonds [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount		59,514
Non-current maturities		$ 59,514
Non current bonds issued [Member] | Series P Bonds [Member]
Financial instruments [Line Items]
Tax ID		93.007.000-9
Company		SQM S.A.
Country		CHILE
Number of registration or ID of the instrument		563
Maturity date		01/15/2028
Currency or adjustment index		UF
Payment of interest		Semiannual
Repayment		Upon maturity
Effective rate		3.25%
Nominal rate		3.25%
Notional Amount		$ 119,028
Non-current maturities		119,028
Borrowing costs		(101)
Total		118,927
Non current bonds issued [Member] | Series P Bonds [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		0
Non current bonds issued [Member] | Series P Bonds [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		0
Non current bonds issued [Member] | Series P Bonds [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		0
Non current bonds issued [Member] | Series P Bonds [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount		119,028
Non-current maturities		$ 119,028
Non current bonds issued [Member] | Series Q bonds [Member]
Financial instruments [Line Items]
Tax ID		93.007.000-9
Company		SQM S.A.
Country		CHILE
Number of registration or ID of the instrument		700
Maturity date		06/01/2038
Currency or adjustment index		UF
Payment of interest		Semiannual
Repayment		Upon maturity
Effective rate		3.45%
Nominal rate		3.45%
Notional Amount		$ 119,028
Non-current maturities		119,028
Borrowing costs		(85)
Total		118,943
Non current bonds issued [Member] | Series Q bonds [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		0
Non current bonds issued [Member] | Series Q bonds [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		0
Non current bonds issued [Member] | Series Q bonds [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount		0
Non-current maturities		0
Non current bonds issued [Member] | Series Q bonds [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount		119,028
Non-current maturities		$ 119,028

[1]	These Companies are subsidiaries of the joint venture Abu Dhabi Fertilizer Industries WWL